Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2020	2019	2020	2019

Benefit obligation at January 1	23 066	22 179	746	1 073

Benefit obligations related to discontinued operations [1]		– 662		– 385

Current service cost	372	336	11	13

Interest cost	222	330	20	29

Past service costs and settlements	– 102	– 168	1

Administrative expenses	24	24

Remeasurement losses/(gains) arising from changes in financial assumptions	1 166	1 791	40	76

Remeasurement (gains)/losses arising from changes in demographic assumptions	– 28	– 193	– 13	– 9

Experience-related remeasurement losses/(gains)	159	184	– 132	– 22

Currency translation effects	1 810	283	– 7

Benefit payments	– 1 264	– 1 256	– 33	– 30

Contributions of associates	186	169

Effect of acquisitions, divestments or transfers	– 9	49	– 1	1

Benefit obligation at December 31	25 602	23 066	632	746

Fair value of plan assets at January 1	19 810	18 838	134	119

Plan assets related to discontinued operations [1]		– 424		– 40

Interest income	166	257	4	3

Return on plan assets excluding interest income	1 318	1 656	4	10

Currency translation effects	1 620	304

Novartis Group contributions	464	420	– 20	74

Contributions of associates	186	169

Settlements	15	– 193

Benefit payments	– 1 264	– 1 256	– 33	– 30

Effect of acquisitions, divestments or transfers	2	39		– 2

Fair value of plan assets at December 31	22 317	19 810	89	134

Funded status	– 3 285	– 3 256	– 543	– 612

Limitation on recognition of fund surplus at January 1	– 65	– 68

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	16	7

Interest income on limitation of fund surplus	– 2	– 4

Limitation on recognition of fund surplus at December 31	– 51	– 65

Net liability in the balance sheet at December 31	– 3 336	– 3 321	– 543	– 612

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2020	2019	2020	2019

Net liability at January 1	– 3 321	– 3 409	– 612	– 954

Less: net liability related to discontinued operations [1]		238		345

Current service cost	– 372	– 336	– 11	– 13

Net interest expense	– 58	– 77	– 16	– 26

Administrative expenses	– 24	– 24

Past service costs and settlements	117	– 25	– 1

Remeasurements	21	– 126	109	– 35

Currency translation effects	– 190	21	7

Novartis Group contributions	464	420	– 20	74

Effect of acquisitions, divestments or transfers	11	– 10	1	– 3

Change in limitation on recognition of fund surplus	16	7

Net liability at December 31	– 3 336	– 3 321	– 543	– 612

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	202	148

Accrued benefit liability	– 3 538	– 3 469	– 543	– 612

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2020	2019	2018	2020	2019	2018

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	0.6%	1.0%	1.6%	2.9%	3.6%	4.4%

Expected rate of pension increase	0.3%	0.3%	0.4%

Expected rate of salary increase	2.7%	2.8%	2.8%

Interest on savings account	0.1%	0.3%	0.8%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2020 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 885

25 basis point decrease in discount rate	942

One-year increase in life expectancy	993

25 basis point increase in rate of pension increase	589

25 basis point decrease in rate of pension increase	– 143

25 basis point increase of interest on savings account	62

25 basis point decrease of interest on savings account	– 30

25 basis point increase in rate of salary increase	61

25 basis point decrease in rate of salary increase	– 61

The healthcare cost trend rate assumptions used for other post-employment benefits
	2020	2019	2018

Healthcare cost trend rate assumed for next year	6.3%	6.5%	7.0%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2028	2028	2028

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2020	2019

Equity securities	15	40	28	27

Debt securities	20	60	34	36

Real estate	5	20	17	17

Alternative investments	0	20	13	15

Cash and other investments	0	15	8	5

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2020	December 31, 2019

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2021 (estimated)	404	40

Expected future benefit payments

2021	1 245	40

2022	1 198	41

2023	1 191	41

2024	1 182	40

2025	1 165	40

2026–2030	5 651	181

Defined contribution plans
(USD millions)	2020	2019	2018

Contributions for defined contribution plans continuing operations	501	422	443

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2020				2019

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	16 807	3 788	5 007	25 602	15 106	3 552	4 408	23 066

Thereof unfunded		701	516	1 217		670	466	1 136

By type of member

Active	6 837	665	1 573	9 075	6 167	630	1 400	8 197

Deferred pensioners		1 290	1 819	3 109		1 205	1 517	2 722

Pensioners	9 970	1 833	1 615	13 418	8 939	1 717	1 491	12 147

Fair value of plan assets at December 31	16 396	2 487	3 434	22 317	14 457	2 311	3 042	19 810

Funded status	– 411	– 1 301	– 1 573	– 3 285	– 649	– 1 241	– 1 366	– 3 256

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2020			2019

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	543	89	632	658	88	746

Thereof unfunded	454	89	543	524	88	612

By type of member

Active	80	25	105	121	36	157

Deferred pensioners	17	0	17	15	0	15

Pensioners	446	64	510	522	52	574

Fair value of plan assets at December 31	89	0	89	134	0	134

Funded status	– 454	– 89	– 543	– 524	– 88	– 612